REVENUE FROM CONTRACTS WITH CUSTOMERS - Backlog (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,958,000	$ 2,139,000
Less than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,329,000	1,648,000
Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 629,000	$ 491,000